Preferred Stock (Details) - USD ($) $ in Thousands					12 Months Ended
	Oct. 31, 2025	Dec. 10, 2024	Dec. 03, 2021	Jun. 17, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Preferred Stock
Loss on extinguishment of redeemable preferred stock					$ (2,218)	$ (739)
Payment of preferred dividends					$ 3,157	3,805	$ 3,400
Cumulative Series A redeemable Preferred Stock
Preferred Stock
Number of preferred stock issued			15,000	25,000
Number of shares redeemed	30,000	10,000			30,000
Amount of stock redemption	$ 30,600	$ 10,300
Redemption price (as a percent)	102.00%	103.00%
Percentage of shares redeemed		25.00%
Loss on extinguishment of redeemable preferred stock					$ 2,200	700
Payment of preferred dividends					3,200	$ 3,800
Premium on the redemption					$ 600